Filed Pursuant to Rule 497(e)
                                                Filed Number 2-96538
                                    API TRUST

                                   GROWTH FUND
                               CAPITAL INCOME FUND
                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST
                          YORKTOWN CLASSIC VALUE TRUST


                        Supplement dated October 1, 1998
                            to the Trust's Prospectus
                              dated October 1, 1998


      Until further notice, investors must contact Fund Services, Inc., P.O. Box 26305, Richmond, Virginia 23260, (800) 628-4077, to obtain any of the services described in the Prospectus under "Purchase of Fund Shares" and "Redemption of Fund Shares" for which investors are directed to contact the shareholder services department of State Street Bank and Trust Company. In addition, until further notice, telephone transactions will not be available for any Fund and exchange privileges will not be available for Yorktown Classic Value Trust.